Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001547011_SupplementTextBlock

American Funds

College Target Date SeriesSM

Summary Prospectus and Prospectus Supplement

April 25, 2013

(for summary prospectuses and prospectus dated January 1, 2013)

2. The paragraph under “Fees and expenses of the fund” in the Summary Prospectus and the Summary section of the prospectus for American Funds College Enrollment Fund is amended in its entirety as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	American Funds College Enrollment Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds. More information about these and other discounts is available from your financial professional and in the “Sales charge reductions and waivers” section on page 51 of the prospectus and on page 65 of the fund’s statement of additional information.

Please keep this Supplement with your prospectus

Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a Class 529-A sales charge discount if you and your family invest, or agree to invest in the future, at least $500,000 in American Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	500,000